Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments
O.	DERIVATIVE FINANCIAL INSTRUMENTS

As part of its risk management strategy, the Company enters into derivative contracts to hedge against interest rate and foreign currency risk.

Interest-Rate Contracts: The Company enters into various interest-rate contracts, including interest-rate swaps and cross currency interest-rate swaps. Interest-rate swaps involve the exchange of fixed for floating rate or floating for fixed rate interest payments based on the contractual notional amounts in a single currency. Cross currency interest-rate swaps involve the exchange of notional amounts and interest payments in different currencies. The Company is exposed to interest-rate and exchange-rate risk caused by market volatility as a result of its borrowing activities. The objective of these contracts is to mitigate the fluctuations on earnings, cash flows and fair value of borrowings. Net amounts paid or received are reflected as adjustments to interest expense.

At December 31, 2012, the notional amount of the Company’s interest-rate contracts was $3,196.1. Notional maturities for all interest-rate contracts are $716.3 for 2013, $1,364.1 for 2014, $863.8 for 2015, $39.5 for 2016, $209.8 for 2017 and $2.6 thereafter. The majority of these contracts are floating to fixed swaps that effectively convert an equivalent amount of commercial paper and other variable rate debt to fixed rates.

Foreign-Exchange Contracts: The Company enters into foreign-exchange contracts to hedge certain anticipated transactions and assets and liabilities denominated in foreign currencies, particularly the Canadian dollar, the euro, the British pound, the Australian dollar, the Brazilian real and the Mexican peso. The objective is to reduce fluctuations in earnings and cash flows associated with changes in foreign currency exchange rates. At December 31, 2012, the notional amount of the outstanding foreign-exchange contracts was $265.3. Foreign-exchange contracts mature within one year.

The following table presents the balance sheet locations and fair value of derivative financial instruments:

At December 31,	2012		2011
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Derivatives designated under hedge accounting:
Interest-rate contracts:
Financial Services:
Other assets	$4.6		$1.4
Deferred taxes and other liabilities		$111.7		$107.6
Foreign-exchange contracts:
Truck, Parts and Other:
Other current assets	.2		.1
Accounts payable, accrued expenses and other		.1		2.1

Total	$4.8	$111.8	$1.5	$109.7

Economic hedges:
Interest-rate contracts:
Financial Services:
Other assets			$.8
Deferred taxes and other liabilities		$.6		$.4
Foreign-exchange contracts:
Truck, Parts and Other:
Other current assets	$.3		.1
Accounts payable, accrued expenses and other		.2		.3
Financial Services:
Deferred taxes and other liabilities		.4		.1

Total	$.3	$1.2	$.9	$.8

Fair Value Hedges: Changes in the fair value of derivatives designated as fair value hedges are recorded in earnings together with the changes in fair value of the hedged item attributable to the risk being hedged. The expense or (income) recognized in earnings related to fair value hedges was included in interest and other borrowing expenses in the Financial Services segment of the Consolidated Statements of Comprehensive Income as follows:

Year Ended December 31,	2012	2011	2010
Interest-rate swaps	$(3.8)	$(4.4)	$(1.0)
Term notes	4.5	3.7	.9

Cash Flow Hedges: Substantially all of the Company’s interest-rate contracts and some foreign-exchange contracts have been designated as cash flow hedges. Changes in the fair value of derivatives designated as cash flow hedges are recorded in accumulated other comprehensive (loss) income to the extent such hedges are considered effective. The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows is 5.4 years.

Amounts in accumulated other comprehensive (loss) income are reclassified into net income in the same period in which the hedged transaction affects earnings. Net realized gains and losses from interest-rate contracts are recognized as an adjustment to interest expense. Net realized gains and losses from foreign-exchange contracts are recognized as an adjustment to cost of sales or to financial services interest expense, consistent with the hedged transaction. For the periods ended December 31, 2012, 2011 and 2010, the Company recognized gains on the ineffective portion of $.5, $.8 and $2.3, respectively.

The following table presents the pre-tax effects of derivative instruments recognized in other comprehensive income and earnings:

Year Ended December 31,	2012		2011		2010
	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS
Loss (gain) recognized in other comprehensive income:
Truck, Parts and Other		$1.3		$(2.3)		$(.2)
Financial Services	$27.9		$55.2		$77.0

Total	$27.9	$1.3	$55.2	$(2.3)	$77.0	$(.2)

Expense (income) reclassified from accumulated other comprehensive (loss) income into income:

Truck, Parts and Other:
Cost of sales and revenues		$3.2		$(4.1)		$(.4)
Interest and other (income) expense, net		.2
Financial Services:
Interest and other borrowing expenses	$19.3		$51.8		$123.5

Total	$19.3	$3.4	$51.8	$(4.1)	$123.5	$(.4)

The amount of loss recorded in accumulated other comprehensive (loss) income at December 31, 2012 that is estimated to be reclassified to interest expense or cost of sales in the following 12 months if interest rates and exchange rates remain unchanged is approximately $44.8, net of taxes. The fixed interest earned on finance receivables will offset the amount recognized in interest expense, resulting in a stable interest margin consistent with the Company’s risk management strategy.

Economic Hedges: For other risk management purposes, the Company enters into derivative instruments not designated as hedges that do not qualify for hedge accounting. These derivative instruments are used to mitigate the risk of market volatility arising from borrowings and foreign currency denominated transactions. Changes in the fair value of economic hedges are recorded in earnings in the period in which the change occurs.

The expense or (income) recognized in earnings related to economic hedges is as follows:

Year Ended December 31,	2012		2011		2010
	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS
Truck, Parts and Other:
Cost of sales and revenues		$(.3)		$.2		$.2
Interest and other (income) expense, net		(.5)		(2.8)	$.6	8.0
Financial Services:
Interest and other borrowing expenses	$1.0	.6	$(4.1)	(1.2)	(7.8)

Total	$1.0	$(.2)	$(4.1)	$(3.8)	$(7.2)	$8.2